Crewing costs (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Summary of crew expenses
The following table summarizes our crew expenses, including crew benefits, during the six months ended June 30, 2025 and 2024, respectively.

	For the six months ended June 30,
In thousands of US dollars	2025	2024
Short-term crew benefits (i.e. wages, victualling, insurance)	$67,755	$74,483
Other crew related costs	10,531	12,280
	$78,286	$86,763